Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.10%
Advertising–0.47%
Trade Desk, Inc. (The), Class A(b)	64,473	$3,927,050
Aerospace & Defense–2.25%
Howmet Aerospace, Inc.	185,467	7,858,237
TransDigm Group, Inc.	14,755	10,875,173
		18,733,410
Application Software–11.55%
Cadence Design Systems, Inc.(b)	69,271	14,553,145
Fair Isaac Corp.(b)	8,212	5,770,490
HubSpot, Inc.(b)	25,461	10,916,404
Manhattan Associates, Inc.(b)	106,286	16,458,387
Paylocity Holding Corp.(b)	44,142	8,774,547
Procore Technologies, Inc.(b)	53,773	3,367,803
Roper Technologies, Inc.	25,946	11,434,143
Samsara, Inc., Class A(b)	227,663	4,489,514
Synopsys, Inc.(b)	52,681	20,348,036
		96,112,469
Asset Management & Custody Banks–1.89%
Ameriprise Financial, Inc.	21,184	6,492,896
Ares Management Corp., Class A	57,282	4,779,610
KKR & Co., Inc., Class A	84,142	4,419,138
		15,691,644
Automotive Parts & Equipment–2.15%
Aptiv PLC(b)	56,631	6,353,432
Autoliv, Inc. (Sweden)	49,145	4,588,177
Mobileye Global, Inc., Class A (Israel)(b)	160,279	6,935,272
		17,876,881
Automotive Retail–1.39%
O’Reilly Automotive, Inc.(b)	13,655	11,592,822
Biotechnology–0.99%
Alnylam Pharmaceuticals, Inc.(b)	19,880	3,982,361
BioMarin Pharmaceutical, Inc.(b)	19,870	1,932,159
Sarepta Therapeutics, Inc.(b)	17,066	2,352,207
		8,266,727
Building Products–1.46%
Trane Technologies PLC	66,226	12,184,259
Cargo Ground Transportation–1.84%
Old Dominion Freight Line, Inc.	44,805	15,271,336
Casinos & Gaming–1.01%
Las Vegas Sands Corp.(b)	145,508	8,359,435
Communications Equipment–3.88%
Arista Networks, Inc.(b)	72,509	12,171,361
Motorola Solutions, Inc.	70,346	20,128,101
		32,299,462
Construction & Engineering–4.09%
Comfort Systems USA, Inc.	15,991	2,334,047
Quanta Services, Inc.	84,719	14,117,574
Shares		Value
Construction & Engineering–(continued)
Valmont Industries, Inc.	14,454	$4,614,873
WillScot Mobile Mini Holdings Corp.(b)	276,416	12,958,382
		34,024,876
Construction Materials–0.75%
Vulcan Materials Co.	36,416	6,247,529
Copper–0.47%
Freeport-McMoRan, Inc.	96,389	3,943,274
Data Processing & Outsourced Services–1.12%
ExlService Holdings, Inc.(b)(c)	57,615	9,323,835
Distributors–0.51%
Genuine Parts Co.	25,452	4,258,374
Electrical Components & Equipment–3.34%
AMETEK, Inc.	75,538	10,977,937
Hubbell, Inc.	20,702	5,037,004
Rockwell Automation, Inc.	40,134	11,777,322
		27,792,263
Environmental & Facilities Services–0.66%
Waste Connections, Inc.	39,505	5,493,960
Fertilizers & Agricultural Chemicals–0.78%
FMC Corp.	53,183	6,495,240
Financial Exchanges & Data–3.03%
FactSet Research Systems, Inc.	22,128	9,185,112
MarketAxess Holdings, Inc.	10,865	4,251,366
MSCI, Inc.	20,967	11,735,021
		25,171,499
Footwear–1.22%
Deckers Outdoor Corp.(b)	22,603	10,161,179
Health Care Distributors–0.76%
McKesson Corp.	17,688	6,297,812
Health Care Equipment–6.95%
DexCom, Inc.(b)	114,744	13,330,958
IDEXX Laboratories, Inc.(b)	26,338	13,171,107
Inspire Medical Systems, Inc.(b)	23,505	5,501,815
Insulet Corp.(b)	43,127	13,755,788
ResMed, Inc.	28,546	6,251,288
Shockwave Medical, Inc.(b)	26,643	5,777,002
		57,787,958
Homebuilding–1.53%
D.R. Horton, Inc.	130,087	12,708,199
Hotels, Resorts & Cruise Lines–1.40%
Hilton Worldwide Holdings, Inc.	82,790	11,662,627
Industrial Machinery & Supplies & Components–4.10%
IDEX Corp.	38,322	8,853,532
Ingersoll Rand, Inc.	108,756	6,327,424
Lincoln Electric Holdings, Inc.(c)	51,406	8,692,755

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Industrial Machinery & Supplies & Components–(continued)
Parker-Hannifin Corp.	30,460	$10,237,910
		34,111,621
Insurance Brokers–1.06%
Arthur J. Gallagher & Co.	46,173	8,833,357
Interactive Media & Services–0.78%
Pinterest, Inc., Class A(b)	237,688	6,481,752
Internet Services & Infrastructure–0.62%
MongoDB, Inc.(b)	22,101	5,152,185
IT Consulting & Other Services–2.71%
Amdocs Ltd.	71,651	6,880,645
Gartner, Inc.(b)	48,100	15,669,537
		22,550,182
Life Sciences Tools & Services–5.49%
Agilent Technologies, Inc.	85,560	11,836,371
Mettler-Toledo International, Inc.(b)	9,930	15,194,985
Repligen Corp.(b)	56,365	9,489,611
West Pharmaceutical Services, Inc.	26,320	9,119,090
		45,640,057
Managed Health Care–1.65%
Humana, Inc.	19,695	9,561,135
Molina Healthcare, Inc.(b)	15,421	4,124,963
		13,686,098
Movies & Entertainment–1.06%
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	117,914	8,823,505
Oil & Gas Exploration & Production–1.13%
Diamondback Energy, Inc.	69,562	9,402,696
Oil & Gas Storage & Transportation–2.38%
Cheniere Energy, Inc.	91,110	14,358,936
Targa Resources Corp.	74,865	5,461,402
		19,820,338
Other Specialty Retail–4.76%
Five Below, Inc.(b)	35,693	7,351,687
Tractor Supply Co.	60,101	14,126,139
Ulta Beauty, Inc.(b)	33,254	18,145,710
		39,623,536
Packaged Foods & Meats–0.82%
Lamb Weston Holdings, Inc.	65,142	6,808,642
Paper & Plastic Packaging Products & Materials–0.53%
Avery Dennison Corp.	24,476	4,379,491
Restaurants–1.91%
Chipotle Mexican Grill, Inc.(b)	9,302	15,890,514
Shares		Value
Semiconductors–8.76%
First Solar, Inc.(b)	37,418	$8,138,415
GLOBALFOUNDRIES, Inc.(b)(c)	142,115	10,257,861
Lattice Semiconductor Corp.(b)	145,517	13,896,874
Monolithic Power Systems, Inc.(c)	36,170	18,104,532
ON Semiconductor Corp.(b)	78,973	6,501,057
Silicon Laboratories, Inc.(b)(c)	35,676	6,246,511
STMicroelectronics N.V., New York Shares (Singapore)	182,209	9,746,359
		72,891,609
Soft Drinks & Non-alcoholic Beverages–1.31%
Monster Beverage Corp.(b)	201,226	10,868,216
Steel–0.69%
Steel Dynamics, Inc.(c)	50,955	5,760,972
Trading Companies & Distributors–2.85%
United Rentals, Inc.	32,175	12,733,578
W.W. Grainger, Inc.	15,906	10,956,212
		23,689,790
Total Common Stocks & Other Equity Interests (Cost $690,118,335)		816,098,681
Money Market Funds–1.79%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	5,300,174	5,300,174
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	3,508,318	3,509,019
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	6,057,342	6,057,342
Total Money Market Funds (Cost $14,866,299)		14,866,535
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $704,984,634)		830,965,216
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.20%
Invesco Private Government Fund, 4.78%(d)(e)(f)	12,119,346	12,119,346
Invesco Private Prime Fund, 4.98%(d)(e)(f)	31,164,033	31,164,033
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,284,714)		43,283,379
TOTAL INVESTMENTS IN SECURITIES–105.09% (Cost $748,269,348)		874,248,595
OTHER ASSETS LESS LIABILITIES—(5.09)%		(42,355,300)
NET ASSETS–100.00%		$831,893,295
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,288,866	$37,282,495	$(34,271,187)	$-	$-	$5,300,174	$71,066
Invesco Liquid Assets Portfolio, Institutional Class	1,357,638	26,630,354	(24,479,420)	(336)	783	3,509,019	49,033
Invesco Treasury Portfolio, Institutional Class	2,615,846	42,608,566	(39,167,070)	-	-	6,057,342	81,203
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,276,162	50,624,286	(54,781,102)	-	-	12,119,346	101,110*
Invesco Private Prime Fund	41,852,987	110,498,062	(121,174,905)	(2,172)	(9,939)	31,164,033	265,754*
Total	$64,391,499	$267,643,763	$(273,873,684)	$(2,508)	$(9,156)	$58,149,914	$568,166

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$816,098,681	$—	$—	$816,098,681
Money Market Funds	14,866,535	43,283,379	—	58,149,914
Total Investments	$830,965,216	$43,283,379	$—	$874,248,595
Invesco V.I. Discovery Mid Cap Growth Fund